U.S. Global Accolade Funds


                               Bonnel Growth Fund

                     Supplement dated April 16, 1999, to the
                         prospectus dated March 1, 1999


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Page 16 - Redemptions by the Fund of Certain Accounts

Delete the first paragraph on page 16, "Redemptions by the Fund of Certain Accounts," and replace with the following:

         Account Minimums

         To reduce its expenses, the Fund may redeem the shares in your account if your balance drops below $5000 for any reason other than share value decline. The Fund also may deduct a monthly $1 minimum balance fee (or the value of the account if less than $1) from such accounts. Active ABC Investment Plan(R) accounts, retirement accounts and custodial accounts for minors are not subject to these involuntary redemptions and balance fee policies.

         You will receive a 30-day written notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

                             U.S. Global Accolade Funds


                            Regent Eastern European Fund

                       Supplement dated April 16, 1999, to the
                            prospectus dated March 1, 1999


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Page 26 - Redemptions by the Fund of Certain Accounts

Delete the first paragraph on page 26, "Redemptions by the Fund of Certain Accounts," and replace with the following:

         Account Minimums

         To reduce its expenses, the Fund may redeem the shares in your account if your balance drops below $5000 for any reason other than share value decline. The Fund also may deduct a monthly $1 minimum balance fee (or the value of the account if less than $1) from such accounts. Active ABC Investment Plan(R) accounts, retirement accounts and custodial accounts for minors are not subject to these involuntary redemptions and balance fee policies.

         You will receive a 30-day written notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

                           U.S. Global Accolade Funds


                             Global Blue Chip Fund

                   Supplement dated April 16, 1999, to the
                       prospectus dated March 1, 1999


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Page 18 - Redemptions by the Fund of Certain Accounts

Delete the first paragraph on page 18, "Redemptions by the Fund of Certain Accounts," and replace with the following:

         Account Minimums

         To reduce its expenses, the Fund may redeem the shares in your account if your balance drops below $5000 for any reason other than share value decline. The Fund also may deduct a monthly $1 minimum balance fee (or the value of the account if less than $1) from such accounts. Active ABC Investment Plan(R) accounts, retirement accounts and custodial accounts for minors are not subject to these involuntary redemptions and balance fee policies.

         You will receive a 30-day written notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

                            U.S. Global Accolade Funds


                                  MegaTrends Fund

                      Supplement dated April 16, 1999, to the
                          prospectus dated March 1, 1999


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Page 18 - Redemptions by the Fund of Certain Accounts

Delete the first paragraph on page 18, "Redemptions by the Fund of Certain Accounts," and replace with the following:

         Account Minimums

         To reduce its expenses, the Fund may redeem the shares in your account if your balance drops below $5000 for any reason other than share value decline. The Fund also may deduct a monthly $1 minimum balance fee (or the value of the account if less than $1) from such accounts. Active ABC Investment Plan(R) accounts, retirement accounts and custodial accounts for minors are not subject to these involuntary redemptions and balance fee policies.

         You will receive a 30-day written notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.